CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and amounts due from depository institutions	$ 16,433,765	$ 11,641,550
Federal funds sold and overnight interest-bearing deposits	40,637,241	3,961,254
Total cash and cash equivalents	57,071,006	15,602,804
Debt securities available for sale, at fair value	14,457,072	8,001,092
Mortgage-backed securities held to maturity, at amortized cost (fair value of $7,727,314 and $10,788,459 at September 30, 2011 and 2010, respectively)	7,234,139	10,296,891
Mortgage-backed securities available for sale, at fair value	2,751,871	8,845,526
Capital stock of Federal Home Loan Bank, at cost	3,100,400	9,773,600
Mortgage loans held for sale, at lower of cost or market	100,718,753	253,578,202
Loans receivable (net of allowance for loan losses of $25,713,622 and $26,975,717 at September 30, 2011 and 2010, respectively)	1,021,272,809	1,046,273,232
Real estate acquired in settlement of loans (net of allowance for losses of $2,515,800 and $1,651,100 at September 30, 2011 and 2010, respectively)	18,717,814	14,900,312
Premises and equipment, net	18,458,166	18,764,098
Goodwill	3,938,524	3,938,524
Core deposit intangible	79,435	148,003
Accrued interest receivable	3,852,790	4,432,361
Bank-owned life insurance	30,842,466	29,770,828
Deferred tax assets	12,772,637	13,157,300
Prepaid expenses, accounts receivable and other assets	13,940,754	15,333,827
Total assets	1,309,208,636	1,452,816,600
LIABILITIES:
Deposits	1,122,524,913	1,115,203,120
Advances from the Federal Home Loan Bank	29,000,000	181,000,000
Subordinated debentures	19,589,000	19,589,000
Advance payments by borrowers for taxes and insurance	4,945,918	7,098,432
Accrued interest payable	840,186	945,374
Other liabilities	12,138,433	12,627,393
Total liabilities	1,189,038,450	1,336,463,319
STOCKHOLDERS' EQUITY :
Preferred stock - $0.01 par value per share, 1,000,000 shares authorized; 32,538 shares issued at September 30, 2011 and 2010, $1,000 per share liquidation value, net of discount	31,527,176	31,088,060
Common stock - $0.01 par value per share, 18,000,000 shares authorized; 13,068,618 shares issued at September 30, 2011 and 2010	130,687	130,687
Treasury stock - at cost (2,588,340 and 2,753,799 shares at September 30, 2011 and 2010, respectively)	(17,380,790)	(18,064,582)
Additional paid-in capital from common stock	57,608,062	56,702,495
Accumulated other comprehensive income, net	310	37,834
Retained earnings	48,284,741	46,458,787
Total stockholders' equity	120,170,186	116,353,281
Total liabilities and stockholders' equity	$ 1,309,208,636	$ 1,452,816,600